As filed with the Securities and Exchange Commission on November 29, 2012

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-09114

The Needham Funds, Inc.
(Exact name of registrant as specified in charter)

445 Park Avenue, New York, New York 10022
(Address of principal executive offices) (Zip code)

Mr. George A. Needham, 445 Park Avenue, New York, New York 10022
(Name and address of agent for service)

1-800-625-7071
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2012

Date of reporting period:  September 30, 2012

Item 1. Schedule of Investments.

Needham Growth Fund
Schedule of Investments
September 30, 2012 (Unaudited)
		Fair
	Shares	Value
Common Stocks (92.8%)
Aerospace & Defense (2.3%)
Honeywell International, Inc.	20,000	$1,195,000
Sypris Solutions, Inc.	225,000	1,606,500
		2,801,500
Biotechnology (3.9%)
Gilead Sciences, Inc. *	70,000	4,643,100
Capital Markets (2.7%)
Financial Engines, Inc. *	100,000	2,383,000
Oaktree Capital Group LLC	20,000	820,000
		3,203,000
Communications Equipment (8.7%)
Anaren, Inc. *	100,000	1,999,000
Emulex Corp. *	440,000	3,172,400
Finisar Corp. *	55,000	786,500
ViaSat, Inc. *	120,000	4,485,600
		10,443,500
Computers & Peripherals (7.6%)
Electronics for Imaging, Inc. *	86,250	1,432,613
Seagate Technology PLC	150,000	4,650,000
Super Micro Computer, Inc. *	250,300	3,011,109
		9,093,722
Electrical Equipment (1.4%)
II-VI, Inc. *	86,300	1,641,426
Electronic Equipment, Instruments & Components (9.0%)
Corning, Inc.	43,750	575,312
Electro Scientific Industries, Inc.	265,800	3,248,076
Jabil Circuit, Inc. †	150,000	2,808,000
Mercury Computer Systems, Inc. *	84,500	897,390
Newport Corp. *	125,000	1,382,500
Vishay Intertechnology, Inc. *	185,000	1,818,550
		10,729,828
Energy Equipment & Services (0.6%)
Schlumberger Ltd.	10,000	723,300
Health Care Equipment & Supplies (8.6%)
Becton Dickinson and Co.	46,000	3,613,760
CONMED Corp.	50,000	1,425,000
Covidien PLC	30,000	1,782,600
Varian Medical Systems, Inc. *	57,600	3,474,432
		10,295,792
Health Care Providers & Services (11.0%)
Express Scripts Holding Co. * †	210,000	13,160,700
Health Care Technology (0.4%)
Allscripts Healthcare Solutions, Inc. *	40,000	497,200
Internet Software & Services (4.2%)
Akamai Technologies, Inc. *	65,000	2,486,900
Brightcove, Inc. *	34,900	407,632

Facebook, Inc. *	9,718	210,395
QuinStreet, Inc. *	175,000	1,468,250
Soundbite Communications, Inc. *	200,000	460,000
		5,033,177
Life Sciences Tools & Services (5.7%)
Thermo Fisher Scientific, Inc. †	115,000	6,765,450
Media (1.8%)
Comcast Corp.	60,000	2,146,200
Metals & Mining (0.2%)
Walter Energy, Inc.	7,500	243,450
Oil, Gas & Consumable Fuels (2.2%)
Hess Corp.	50,000	2,686,000
Professional Services (0.5%)
WageWorks, Inc. *	35,000	610,750
Semiconductors & Semiconductor Equipment (15.4%)
Brooks Automation, Inc.	300,000	2,409,000
Entegris, Inc. *	210,000	1,707,300
Entropic Communications, Inc. *	665,000	3,870,300
FormFactor, Inc. *	450,000	2,515,500
MKS Instruments, Inc.	60,000	1,529,400
Nova Measuring Instruments Ltd. *	170,000	1,326,000
PDF Solutions, Inc. *	286,500	3,913,590
TriQuint Semiconductor, Inc. *	130,000	656,500
Ultra Clean Holdings *	75,000	428,250
		18,355,840
Software (1.1%)
AVG Technologies NV *	135,000	1,296,000
Specialty Retail (5.5%)
CarMax, Inc. *	167,500	4,740,250
Dick's Sporting Goods, Inc. †	35,000	1,814,750
		6,555,000
Total Common Stocks
(Cost $75,592,072)		110,924,935

Short-Term Invesment (6.8%)
Money Market Fund (6.8%)
Dreyfus Treasury Prime Cash Management
0.00% (a)
(Cost $8,188,532)	8,188,532	8,188,532

Total Investments (99.6%)
(Cost $83,780,604)		119,113,467
Total Securities Sold Short (-8.1%)		(9,699,703)
(Proceeds $8,792,629)
Other Assets in Excess of Liabilities (8.5%)		10,160,504
Net Assets (100.0%)		$119,574,268

*	Non-income producing security.
(a)	Rate shown is the seven day yield as of September 30, 2012
†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short, aggregating a total market value of $7,252,050.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard &
Poor's Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund
Services, LLC.

Needham Growth Fund
Schedule of Securities Sold Short
September 30, 2012 (Unaudited)
		Fair
	Shares	Value
Securities Sold Short (-5.0%)
Airlines (-0.3%)
Allegiant Travel Co. *	5,000	$316,800
Internet Software & Services (-0.8%)
SPS Commerce, Inc. *	25,000	961,750
Semiconductors & Semiconductor Equipment (-2.2%)
Advanced Energy Industries, Inc. *	50,000	616,000
EZchip Semiconductor Ltd. *	17,500	535,325
Hittite Microwave Corp. *	20,000	1,109,400
Microsemi Corp. *	19,500	391,365
Rudolph Technologies, Inc. *	3,750	39,375
		2,691,465
Software (-1.7%)
ANSYS, Inc. *	27,500	2,018,500
Total Securities Sold Short
(Proceeds $5,195,470)		5,988,515

Exchange Traded Funds Sold Short (-3.1%)
Capital Markets (-3.1%)
iShares Russell 2000 Growth Index Fund	12,000	1,147,320
iShares Russell 2000 Index Fund	12,000	1,001,520
iShares Russell 2000 Value Index Fund	11,500	850,310
Market Vectors Semiconductor ETF *	6,250	197,688
Powershares QQQ Trust Series 1	7,500	514,350
Total Exchange Traded Funds Sold Short
(Proceeds $3,597,159)		3,711,188

Total Securities & Exchange Traded Funds Sold Short
(Proceeds $8,792,629)		9,699,703

Total Securities & Exchange Traded Funds Sold Short (-8.1%)		(9,699,703)
Total Investments (Cost $83,780,604) (99.6%)		119,113,467
Other Assets in Excess of Liabilities (8.5%)		10,160,504
Net Assets (100.0%)		$119,574,268

* Non-income producing security.

Needham Aggressive Growth Fund
Schedule of Investments
September 30, 2012 (Unaudited)
		Fair
	Shares	Value
Common Stocks (99.4%)
Aerospace & Defense (1.1%)
Precision Castparts Corp. †	5,000	$816,700
Biotechnology (4.3%)
Gilead Sciences, Inc. *	50,000	3,316,500
Capital Markets (2.5%)
Financial Engines, Inc. *	80,000	1,906,400
Chemicals (0.4%)
AZ Electronic Materials SA	50,000	273,063
Communications Equipment (8.9%)
Anaren, Inc. *	91,550	1,830,085
Emulex Corp. *	297,800	2,147,138
Finisar Corp. *	125,000	1,787,500
ViaSat, Inc. *	27,500	1,027,950
		6,792,673
Computers & Peripherals (13.3%)
Apple, Inc. †	5,250	3,503,115
Electronics for Imaging, Inc. *	70,000	1,162,700
Seagate Technology PLC	125,000	3,875,000
Super Micro Computer, Inc. *	132,600	1,595,178
		10,135,993
Electrical Equipment (0.3%)
II-VI, Inc. *	11,900	226,338
Electronic Equipment, Instruments & Components (14.4%)
Corning, Inc.	79,500	1,045,425
Electro Scientific Industries, Inc.	63,100	771,082
FEI Co.	16,000	856,000
IPG Photonics Corp. *	5,000	286,500
Jabil Circuit, Inc. †	105,100	1,967,472
Mercury Computer Systems, Inc. *	176,000	1,869,120
Multi-Fineline Electronix, Inc. *	65,000	1,465,750
Newport Corp. *	70,000	774,200
TTM Technologies, Inc. *	210,500	1,985,015
		11,020,564
Health Care Equipment & Supplies (3.2%)
Becton Dickinson and Co.	8,000	628,480
LeMaitre Vascular, Inc.	40,000	256,800
Varian Medical Systems, Inc. *	18,100	1,091,792
Volcano Corp. *	16,000	457,120
		2,434,192
Health Care Providers & Services (1.5%)
Express Scripts Holding Co. * †	18,000	1,128,060
Health Care Technology (0.5%)
Omnicell, Inc. *	29,200	405,880
Internet Software & Services (16.4%)
Akamai Technologies, Inc. * †	197,500	7,556,350
Brightcove, Inc. *	30,700	358,576
Carbonite, Inc. *	55,500	389,055
E2open, Inc. *	50,000	679,000
Equinix, Inc. *	4,000	824,200
Reis, Inc. *	101,000	1,155,440
Responsys, Inc. *	65,000	664,950
Soundbite Communications, Inc. *	375,000	862,500
		12,490,071
Oil, Gas & Consumable Fuels (2.7%)
Hess Corp.	7,500	402,900
Suncor Energy, Inc. †	50,500	1,658,925
		2,061,825
Professional Services (0.8%)
WageWorks, Inc. *	35,000	610,750
Semiconductors & Semiconductor Equipment (24.0%)
ATMI, Inc. *	35,000	649,950
Entegris, Inc. *	185,000	1,504,050
Entropic Communications, Inc. *	777,500	4,525,050
FormFactor, Inc. *	301,250	1,683,988
MKS Instruments, Inc.	29,100	741,759
Nanometrics, Inc. *	5,000	69,050
Nova Measuring Instruments Ltd. *	138,200	1,077,960
PDF Solutions, Inc. *	500,600	6,838,196
Photronics, Inc. *	45,000	241,650
TriQuint Semiconductor, Inc. * †	190,000	959,500
		18,291,153
Software (2.4%)
AVG Technologies NV *	83,000	796,800
Bottomline Technologies, Inc. *	32,280	796,993
Exa Corp. *	25,000	271,250
		1,865,043
Specialty Retail (2.6%)
Aeropostale, Inc. *	30,000	405,900
CarMax, Inc. *	22,500	636,750
Dick's Sporting Goods, Inc. †	18,000	933,300
		1,975,950
Total Common Stocks
(Cost $64,160,147)		75,751,155

Short-Term Investment (1.0%)
Money Market Fund (1.0%)
Dreyfus Treasury Prime Cash Management
0.00% (a)
(Cost $798,987)	798,987	798,987

Total Investments (100.4%)
(Cost $64,959,134)		76,550,142
Total Securities Sold Short (-6.5%)		(4,927,673)
(Proceeds $4,168,210)
Other Assets in Excess of Liabilities (6.1%)		4,630,327
Net Assets (100.0%)		$76,252,796

*	Non-income producing security.
(a)	Rate shown is the seven day yield as of September 30, 2012
†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short, aggregating a total market value of $7,377,527.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard &
Poor's Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund
Services, LLC.

Needham Aggressive Growth Fund
Schedule of Securities Sold Short
September 30, 2012 (Unaudited)
		Fair
	Shares	Value
Securities Sold Short (-5.2%)
Airlines (-0.4%)
Allegiant Travel Co. *	5,000	$316,800
Chemicals (-0.2%)
Zoltek Cos., Inc. *	16,250	124,963
Electronic Equipment, Instruments & Components (-0.1%)
Maxwell Technologies, Inc. *	10,000	81,200
Internet & Catalog Retail (-0.2%)
HomeAway, Inc. *	6,500	152,425
Internet Software & Services (-1.0%)
SPS Commerce, Inc. *	20,000	769,400
Semiconductors & Semiconductor Equipment (-1.0%)
Advanced Energy Industries, Inc. *	11,750	144,760
Hittite Microwave Corp. *	6,000	332,820
Microsemi Corp. *	7,000	140,490
QuickLogic Corp. *	39,350	110,180
		728,250
Software (-2.3%)
ANSYS, Inc. *	20,000	1,468,000
Fortinet, Inc. *	12,500	301,750
		1,769,750
Total Securities Sold Short
(Proceeds $3,235,768)		3,942,788

Exchange Traded Funds Sold Short (-1.3%)
iShares Russell 2000 Growth Index Fund	5,500	525,855
iShares Russell 2000 Index Fund	5,500	459,030
Total Exchange Traded Funds Sold Short
(Proceeds $932,442)		984,885

Total Securities & Exchange Traded Funds Sold Short
(Proceeds $4,168,210)		4,927,673

Total Securities & Exchange Traded Funds Sold Short (-6.5%)		(4,927,673)
Total Investments (Cost $64,959,134) (100.4%)		76,550,142
Other Assets in Excess of Liabilities (6.1%)		4,630,327
Net Assets (100.0%)		$76,252,796

* Non-income producing security.

Needham Small Cap Growth Fund
Schedule of Investments
September 30, 2012 (Unaudited)
	Shares	Fair Value
Common Stocks (89.7%)
Capital Markets (3.1%)
Financial Engines, Inc. * †	90,000	$2,144,700
Commercial Services & Supplies (2.6%)
Ritchie Bros Auctioneers, Inc. †	95,000	1,826,850
Communications Equipment (16.1%)
Anaren, Inc. * †	150,000	2,998,500
Aruba Networks, Inc. * †	110,000	2,473,350
Emulex Corp. * †	600,000	4,326,000
ViaSat, Inc. *	40,000	1,495,200
		11,293,050
Computers & Peripherals (4.2%)
QLogic Corp. *	30,000	342,600
Super Micro Computer, Inc. * †	216,200	2,600,886
		2,943,486
Electrical Equipment (1.9%)
II-VI, Inc. *	71,600	1,361,832
Electronic Equipment, Instruments & Components (15.3%)
Electro Scientific Industries, Inc. †	231,400	2,827,708
Mercury Computer Systems, Inc. * †	128,889	1,368,801
Newport Corp. *	70,000	774,200
TTM Technologies, Inc. * †	415,000	3,913,450
Vishay Intertechnology, Inc. * †	185,000	1,818,550
		10,702,709
Health Care Equipment & Supplies (4.0%)
CONMED Corp.	5,000	142,500
DexCom, Inc. *	100,000	1,503,000
Palomar Medical Technologies, Inc. *	120,000	1,132,800
		2,778,300
Health Care Providers & Services (2.5%)
Express Scripts Holding Co. * †	27,500	1,723,425
Health Care Technology (4.6%)
Allscripts Healthcare Solutions, Inc. * †	125,000	1,553,750
Omnicell, Inc. * †	120,000	1,668,000
		3,221,750
Internet Software & Services (4.2%)
Brightcove, Inc. *	8,200	95,776
QuinStreet, Inc. * †	306,200	2,569,018
Soundbite Communications, Inc. *	121,463	279,365
		2,944,159
Metals & Mining (0.6%)
Walter Energy, Inc.	13,000	421,980
Oil, Gas & Consumable Fuels (1.9%)
Hess Corp. †	25,000	1,343,000
Professional Services (1.2%)
WageWorks, Inc. *	50,000	872,500
Semiconductors & Semiconductor Equipment (20.8%)
Brooks Automation, Inc.	100,000	803,000

Entropic Communications, Inc. *	560,000	3,259,200
FormFactor, Inc. *	500,000	2,795,000
MaxLinear, Inc. *	346,000	2,314,740
Nova Measuring Instruments Ltd. *	40,000	312,000
PDF Solutions, Inc. *	73,000	997,180
Photronics, Inc. * †	250,000	1,342,500
RF Micro Devices, Inc. *	75,000	296,250
Supertex, Inc. *	17,200	307,536
Tessera Technologies, Inc.	14,300	195,624
TriQuint Semiconductor, Inc. * †	150,000	757,500
Ultra Clean Holdings * †	200,000	1,142,000
		14,522,530
Software (1.4%)
AVG Technologies NV *	100,000	960,000
Specialty Retail (5.3%)
Abercrombie & Fitch Co.	10,000	339,200
Aeropostale, Inc. * †	200,000	2,706,000
Guess?, Inc.	25,000	635,500
		3,680,700
Total Common Stocks
(Cost $66,735,909)		62,740,971

Short-Term Investment (7.0%)
Money Market Fund (7.0%)
Dreyfus Treasury Prime Cash Management
0.00% (a)
(Cost $4,910,355)	4,910,355	4,910,355

Total Investments (96.7%)
(Cost $71,646,264)		67,651,326
Total Securities Sold Short (-12.6%)		(8,844,605)
(Proceeds $8,196,575)
Other Assets in Excess of Liabilities (15.9%)		11,118,057
Net Assets (100.0%)		$69,924,778

*	Non-income producing security.
(a)	Rate shown is the seven day yield as of September 30, 2012
†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short, aggregating a total market value of $13,964,101.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard &
Poor's Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund
Services, LLC.

Needham Small Cap Growth Fund
Schedule of Securities Sold Short
September 30, 2012 (Unaudited)
	Shares	Fair Value
Securities Sold Short (-7.0%)
Communications Equipment (-0.3%)
Arris Group, Inc. *	17,500	$223,825
Internet Software & Services (-1.7%)
SPS Commerce, Inc. *	30,000	1,154,100
Semiconductors & Semiconductor Equipment (-3.2%)
Advanced Energy Industries, Inc. *	60,000	739,200
Hittite Microwave Corp. *	20,000	1,109,400
Microsemi Corp. *	19,500	391,365
Rudolph Technologies, Inc. *	2,650	27,825
		2,267,790
Software (-1.8%)
ANSYS, Inc. *	17,500	1,284,500
Total Securities Sold Short
(Proceeds $4,455,453)		4,930,215

Exchange Traded Funds Sold Short (-5.6%)
iShares Russell 2000 Growth Index Fund	13,000	1,242,930
iShares Russell 2000 Index Fund	13,000	1,084,980
iShares Russell 2000 Value Index Fund	14,500	1,072,130
Powershares QQQ Trust Series 1	7,500	514,350
Total Exchange Traded Funds Sold Short
(Proceeds $3,741,122)		3,914,390

Total Securities & Exchange Traded Funds Sold Short
(Proceeds $8,196,575)		8,844,605

Total Securities & Exchange Traded Funds Sold Short (-12.6%)		(8,844,605)
Total Investments (96.7%)		67,651,326
(Cost $71,646,264)
Other Assets in Excess of Liabilities (16.0%)		11,118,057
Net Assets (100.0%)		$69,924,778

* Non-income producing security.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard &
Poor's Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund
Services, LLC.

Notes to Schedule of Investments (Unaudited)

1.	Organization

Needham Growth Fund (‘‘NGF’’), Needham Aggressive Growth Fund (‘‘NAGF’’) and Needham Small Cap Growth Fund (‘‘NSCGF’’) (each, a ‘‘Portfolio’’ and collectively, the ‘‘Portfolios’’), are portfolios of The Needham Funds, Inc. (the ‘‘Company’’), which is registered under the Investment Company Act of 1940, as amended (the ‘‘1940 Act’’) as a non-diversified, open-end management investment company. The Company was organized as a Maryland corporation on October 12, 1995.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (‘‘GAAP’’).

Security Valuation: Portfolio securities for which market quotations are readily available are stated at the last sale price reported by the principal exchange for the security as of the exchange’s close of business. Securities for which no sale has taken place during the day and securities which are not listed on an exchange are valued at the mean of the highest closing bid and lowest asked prices. New York Stock Exchange traded options are valued at the last reported sale price on any exchange on which the option is principally traded. If no sales are reported on a particular day, the options will be valued at the mean between the highest closing bid and lowest asked prices across the exchanges where the option is traded. Non-exchange traded options will also be valued at the mean between the last bid and asked quotations. For options where market quotations are not readily available, value will be determined in accordance with the fair value procedures described below. All other securities and assets for which (a) market quotations are not readily available, such as in the case of a market or technical disruption that prevents the normal trading of a security held by a Portfolio, (b) market quotations are believed to be unrepresentative of fair market value, such as in the case of a thinly traded security, or (c) valuation is normally made at the last sale price on a foreign exchange and a significant event occurs after the close of that exchange but before the New York Stock Exchange close, are valued at their fair value as determined in good faith by the Board of Directors (the ‘‘Board’’) in accordance with Fair Value Procedures established by the Board. The Company’s Fair Value Procedures are implemented and monitored by a Fair Value Committee (the ‘‘Committee’’) designated by the Board. When a security is valued in accordance with the Fair Value Procedures, the Committee determines a value after taking into consideration any relevant information that is reasonably available to the Committee. Some of the more common reasons that may necessitate that a security be valued pursuant to these Fair Value Procedures include, but are not limited to: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security’s primary pricing source is not able or willing to provide a price. The assets of each Portfolio may also be valued on the basis of valuations provided by a pricing service approved by, or on behalf of, the Board.

The Portfolios did not value any securities in accordance with the Fair Value Procedures as of September 30, 2012.

Investment Transactions: Changes in holdings of portfolio securities for the Portfolios shall be reflected no later than in the first calculation on the first business day following the trade date for purposes of calculating each Portfolio’s daily net asset value per share. However, for financial reporting purposes, portfolio security transactions are reported on the trade date of the last business day of the reporting period. The cost (proceeds) of investments sold (bought to cover) is determined on a specific identification basis for the purpose of determining gains or losses on sales and buys to cover short positions. Dividend income, distributions to shareholders and dividend expense from securities sold short are recorded on the ex-dividend date. Interest income and interest expense from securities sold short is recorded on an accrual basis.

Foreign Currency: Foreign currency amounts are translated into U.S. dollars as follows: (i) assets and liabilities at the rate of exchange at the end of the respective period; and (ii) purchases and sales of securities and income and expenses at the rate of exchange prevailing on the dates of such transactions. The portion of realized gains arising from changes in the exchange rates are included with the net realized and unrealized gain or loss on investments. Principal risks associated with such transactions include the movement in value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform.

The Portfolios may also invest in forward currency contracts. Fluctuations in the value of such forward currency transactions are recorded daily as unrealized gain or loss; realized gain or loss includes net gain or loss on transactions that have terminated by settlement. These instruments involve market risk, credit risk, or both kinds of risks, in excess of the amount recognized in the statements of assets and liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. The Portfolios did not enter into forward currency contracts during the three months ended September 30, 2012.

Use of Estimates: The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be material.

Fair Value Measurements: Valuation inputs used to determine the value of the Portfolios’ investments are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical assets.

Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs (which may include the Portfolios’ own assumptions in determining the fair value of investments).

The inputs or methodology used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Portfolio securities listed or traded on securities exchanges, including American Depositary Receipts (‘‘ADRs’’), are valued at the closing price on the exchange or system where the security is principally traded or at the NASDAQ Official Closing Price. If there have been no sales for that day on the exchange or system, a security is valued at the mean of the highest closing bid and lowest asked prices on the exchange or system where the security is principally traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.

In accordance with procedures adopted by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time the exchange on which they are traded closes and the time the Portfolios’ net asset values are calculated. These valuations are categorized as Level 2 in the fair value hierarchy.

The following is a summary categorization, as of September 30, 2012, of each Portfolio’s investments based on the level of inputs utilized in determining the value of such investments:

	LEVEL 1 - Quoted Prices(1)(3)
	NGF	NAGF	NSCGF
Assets
Common Stocks(2)	$110,924,935	$75,751,155	$62,740,971
Short-Term
Investments	8,188,532	798,987	4,910,355
Liabilities
Securities Sold Short(2)	(9,699,703)	(4,927,673)	(8,844,605)
Total	$109,413,764	$71,622,469	$58,806,721
As of September 30, 2012, the Portfolios did not hold Level 2 or Level 3 investments.
Please refer to the Schedule of Investments to view segregation by industry.
There were no transfers into or out of Level 1 or Level 2 during the period.

3.	Derivative Instruments and Hedging Activities

The ‘‘Derivatives and Hedging’’ Topic of the Codification (ASC 815, formerly SFAS 133 and SFAS 161) requires enhanced disclosures about the Portfolios’ derivative and hedging activities, including how such activities are accounted for and their effect on the Portfolios’ financial position, performance and cash flows. The Portfolios did not use derivatives during the three months ended September 30, 2012.

4.	Temporary Borrowings

Each Portfolio may borrow from banks up to 25% of its total assets and may pledge its assets in connection with these borrowings, provided that no additional investments shall be made while borrowings exceed 5% of total assets.

The Portfolios did not engage in any temporary borrowings during the three months ended September 30, 2012.

5.	Short Sale Transactions

During the three months ended September 30, 2012, each Portfolio sold securities short. Upon selling a security short, the Portfolios record a receivable for the settlement amount and a corresponding liability, which is marked-to-market to reflect current value. Certain securities owned by each respective Portfolio are segregated as collateral while the short sales are outstanding. At September 30, 2012, the market value of securities separately segregated to cover short positions was $7,252,050, $7,377,527 and $13,964,101 for NGF, NAGF and NSCGF, respectively.

Additionally, the Portfolios had receivables for Deposit with Broker for Securities Sold Short of $9,994,080, $5,060,873 and $10,238,221 pledged as collateral with brokers in connection with open short positions for NGF, NAGF and NSCGF, respectively. Securities sold short at September 30, 2012 and their related market values and proceeds are set forth in the preceding Schedule of Securities Sold Short for each Portfolio.

6.	Indemnification

Under the Company’s organizational documents, its directors and officers are indemnified against certain liabilities arising out of the performance of their duties to the Company. In addition, in the ordinary course of business, the Company enters into contracts that contain a variety of indemnifications. The Company’s maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

7.	Federal Income Taxes

As of September 30, 2012, the cost, gross unrealized appreciation, gross unrealized depreciation, and the net unrealized appreciation (depreciation) on securities, including proceeds from securities sold short for federal income tax purposes, were as follows:

				Net
		Gross	Gross	Unrealized
		Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(depreciation)
NGF	$83,933,268	$42,215,935	$(7,035,736)	$35,180,199
NAGF	65,025,963	20,965,172	(9,440,993)	11,524,179
NSCGF	71,817,065	5,722,296	(9,888,035)	(4,165,739)

The difference between the tax cost of investments and the cost of investments for GAAP purposes is primarily due to the tax treatment for wash sale losses.

Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Funds’ previous fiscal year end.  For previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent semi-annual or annual report.

8. Subsequent Events

Management has evaluated subsequent events through the date of this filing. This evaluation did not result in any subsequent events that necessitated recognition or disclosures.

Item 2. Controls and Procedures.

(a)
The Registrant’s Chief Executive Officer and Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Needham Funds, Inc.

By     /s/ George A. Needham
       George A. Needham, President (Chief Executive Officer)

Date            11/29/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By     /s/ George A. Needham
       George A. Needham, President (Chief Executive Officer)

Date            11/29/2012

By     /s/  James W. Giangrasso
        James W. Giangrasso, Treasurer and Secretary (Chief Financial Officer)

Date            11/29/2012